CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Balance Sheet
Balance sheets as of December 31, 2015 and 2014 follow.

	December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Assets
Cash and cash equivalents	$73	$12,407	$6,930	$2,383	$—	$21,793
Accounts receivable	—	—	84,021	5,560	—	89,581
Due from affiliate	3,168	151,443	207,651	—	(362,262)	—
Other current assets	540	—	2,672	361	—	3,573
Total current assets	3,781	163,850	301,274	8,304	(362,262)	114,947
Property, plant and equipment, net	1,178	—	1,462,623	348,982	—	1,812,783
Intangible assets, net	—	—	438,093	23,217	—	461,310
Goodwill	—	—	16,211	—	—	16,211
Investment in equity method investees	—	—	—	751,168	—	751,168
Other noncurrent assets	3,480	4,611	162	—	—	8,253
Investment in subsidiaries	2,438,395	3,222,187	—	—	(5,660,582)	—
Total assets	$2,446,834	$3,390,648	$2,218,363	$1,131,671	$(6,022,844)	$3,164,672

Liabilities and Partners' Capital
Trade accounts payable	$482	$—	$18,489	$21,837	$—	$40,808
Due to affiliate	360,243	—	—	3,168	(362,262)	1,149
Deferred revenue	—	—	677	—	—	677
Ad valorem taxes payable	9	—	9,881	381	—	10,271
Accrued interest	—	17,483	—	—	—	17,483
Accrued environmental remediation	—	—	—	7,900	—	7,900
Other current liabilities	4,558	—	7,405	1,334	—	13,297
Total current liabilities	365,292	17,483	36,452	34,620	(362,262)	91,585
Long-term debt	332,500	934,770	—	—	—	1,267,270
Deferred revenue	—	—	45,486	—	—	45,486
Noncurrent accrued environmental remediation	—	—	—	5,764	—	5,764
Other noncurrent liabilities	1,743	—	5,503	22	—	7,268
Total liabilities	699,535	952,253	87,441	40,406	(362,262)	1,417,373

Total partners' capital	1,747,299	2,438,395	2,130,922	1,091,265	(5,660,582)	1,747,299
Total liabilities and partners' capital	$2,446,834	$3,390,648	$2,218,363	$1,131,671	$(6,022,844)	$3,164,672

	December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Assets
Cash and cash equivalents	$7,531	$11,621	$7,353	$1,306	$—	$27,811
Accounts receivable	—	—	89,201	3,707	—	92,908
Insurance receivable	—	—	—	25,000	—	25,000
Due from affiliate	764	63,239	97,615	—	(161,618)	—
Other current assets	907	—	2,610	83	—	3,600
Total current assets	9,202	74,860	196,779	30,096	(161,618)	149,319
Property, plant and equipment, net	1,351	—	1,412,998	208,291	—	1,622,640
Intangible assets, net	—	—	477,734	11,548	—	489,282
Goodwill	—	—	265,062	—	—	265,062
Investment in equity method investees	—	—	—	706,172	—	706,172
Other noncurrent assets	3,771	6,027	189	—	—	9,987
Investment in subsidiaries	2,419,433	3,154,626	—	—	(5,574,059)	—
Total assets	$2,433,757	$3,235,513	$2,352,762	$956,107	$(5,735,677)	$3,242,462

Liabilities and Partners' Capital
Trade accounts payable	$1,144	$—	$23,711	$13,536	$—	$38,391
Due to affiliate	163,565	—	—	764	(161,618)	2,711
Deferred revenue	—	—	2,377	—	—	2,377
Ad valorem taxes payable	23	—	9,095	61	—	9,179
Accrued interest	—	18,858	—	—	—	18,858
Accrued environmental remediation	—	—	—	25,000	—	25,000
Other current liabilities	1,622	15	12,552	1,118	—	15,307
Total current liabilities	166,354	18,873	47,735	40,479	(161,618)	111,823
Long-term debt	435,000	797,207	—	—	—	1,232,207
Deferred revenue	—	—	55,239	—	—	55,239
Noncurrent accrued environmental remediation	—	—	—	5,000	—	5,000
Other noncurrent liabilities	1,725	—	5,790	—	—	7,515
Total liabilities	603,079	816,080	108,764	45,479	(161,618)	1,411,784

Total partners' capital	1,830,678	2,419,433	2,243,998	910,628	(5,574,059)	1,830,678
Total liabilities and partners' capital	$2,433,757	$3,235,513	$2,352,762	$956,107	$(5,735,677)	$3,242,462

Condensed Statement of Operations
Statements of operations for the years ended December 31, 2015, 2014 and 2013 follow.

	Year ended December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$310,830	$26,989	$—	$337,819
Natural gas, NGLs and condensate sales	—	—	42,079	—	—	42,079
Other revenues	—	—	18,411	2,248	—	20,659
Total revenues	—	—	371,320	29,237	—	400,557
Costs and expenses:
Cost of natural gas and NGLs	—	—	31,398	—	—	31,398
Operation and maintenance	—	—	87,286	7,700	—	94,986
General and administrative	—	—	37,926	7,182	—	45,108
Transaction costs	1,342	—	—	—	—	1,342
Depreciation and amortization	603	—	95,586	8,928	—	105,117
Environmental remediation	—	—	—	21,800	—	21,800
Gain on asset sales, net	—	—	(172)	—	—	(172)
Long-lived asset impairment	—	—	9,305	—	—	9,305
Goodwill impairment	—	—	248,851	—	—	248,851
Total costs and expenses	1,945	—	510,180	45,610	—	557,735
Other income	2	—	—	—	—	2
Interest expense	(10,494)	(48,598)	—	—	—	(59,092)
Loss before income taxes	(12,437)	(48,598)	(138,860)	(16,373)	—	(216,268)
Income tax benefit	603	—	—	—	—	603
Loss from equity method investees	—	—	—	(6,563)	—	(6,563)
Equity in earnings of consolidated subsidiaries	(210,394)	(161,796)	—	—	372,190	—
Net loss	$(222,228)	$(210,394)	$(138,860)	$(22,936)	$372,190	$(222,228)

	Year ended December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$255,211	$12,267	$—	$267,478
Natural gas, NGLs and condensate sales	—	—	97,094	—	—	97,094
Other revenues	—	—	20,398	2,199	—	22,597
Total revenues	—	—	372,703	14,466	—	387,169
Costs and expenses:
Cost of natural gas and NGLs	—	—	72,415	—	—	72,415
Operation and maintenance	—	—	88,927	5,942	—	94,869
General and administrative	—	—	40,447	2,834	—	43,281
Transaction costs	2,985	—	—	—	—	2,985
Depreciation and amortization	588	—	86,762	3,528	—	90,878
Environmental remediation	—	—	—	5,000	—	5,000
Loss on asset sales, net	—	—	442	—	—	442
Long-lived asset impairment	—	—	5,505	—	—	5,505
Goodwill impairment	—	—	54,199	—	—	54,199
Total costs and expenses	3,573	—	348,697	17,304	—	369,574
Other income	—	—	1,189	—	—	1,189
Interest expense	(8,417)	(40,169)	—	—	—	(48,586)
(Loss) income before income taxes	(11,990)	(40,169)	25,195	(2,838)	—	(29,802)
Income tax (expense) benefit	(1,680)	—	826	—	—	(854)
Loss from equity method investees	—	—	—	(16,712)	—	(16,712)
Equity in earnings of consolidated subsidiaries	(33,698)	6,471	—	—	27,227	—
Net (loss) income	$(47,368)	$(33,698)	$26,021	$(19,550)	$27,227	$(47,368)

	Year ended December 31, 2013
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Revenues:
Gathering services and related fees	$—	$—	$213,979	$2,373	$—	$216,352
Natural gas, NGLs and condensate sales	—	—	88,185	—	—	88,185
Other revenues	—	—	21,522	101	—	21,623
Total revenues	—	—	323,686	2,474	—	326,160
Costs and expenses:
Cost of natural gas and NGLs	—	—	68,037	—	—	68,037
Operation and maintenance	—	—	77,122	1,053	—	78,175
General and administrative	—	—	33,970	2,746	—	36,716
Transaction costs	2,841	—	—	—		2,841
Depreciation and amortization	454	—	70,122	656	—	71,232
Loss on asset sales, net	—	—	113	—	—	113
Total costs and expenses	3,295	—	249,364	4,455	—	257,114
Other income	5	—	—	—	—	5
Interest expense	(2,141)	(19,173)	—	—	—	(21,314)
(Loss) income before income taxes	(5,431)	(19,173)	74,322	(1,981)	—	47,737
Income tax expense	—	—	(729)	—	—	(729)
Equity in earnings of consolidated subsidiaries	52,439	71,612	—	—	(124,051)	—
Net income (loss)	$47,008	$52,439	$73,593	$(1,981)	$(124,051)	$47,008

Condensed Cash Flow Statement
Statements of cash flows for the years ended December 31, 2015, 2014 and 2013 follow.

	Year ended December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$409	$(46,716)	$202,324	$35,358	$—	$191,375

Cash flows from investing activities:
Capital expenditures	(429)	—	(118,458)	(153,338)	—	(272,225)
Contributions to equity method investees	—	—	—	(86,200)	—	(86,200)
Proceeds from asset sales	—	—	323	—	—	323
Acquisitions of gathering systems from affiliate, net of acquired cash	(288,618)	—	—	—	—	(288,618)
Advances to affiliates	(2,589)	(88,221)	(110,003)	—	200,813	—
Net cash used in investing activities	(291,636)	(88,221)	(228,138)	(239,538)	200,813	(646,720)

	Year ended December 31, 2015
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from financing activities:
Distributions to unitholders	(152,074)	—	—	—	—	(152,074)
Borrowings under revolving credit facility	180,000	187,000	—	—	—	367,000
Repayments under revolving credit facility	(100,000)	(51,000)	—	—	—	(151,000)
Repayments under term loan	(182,500)	—	—	—	—	(182,500)
Deferred loan costs	(135)	(277)	—	—	—	(412)
Proceeds from issuance of common units, net	221,977	—	—	—	—	221,977
Contribution from general partner	4,737	—	—	—	—	4,737
Cash advance from Summit Investments to contributed subsidiaries, net	102,500	—	21,719	196,308	—	320,527
Expenses paid by Summit Investments on behalf of contributed subsidiaries	12,655	—	3,864	6,360	—	22,879
Other, net	(1,615)	—	(192)	—	—	(1,807)
Advances from affiliates	198,224	—	—	2,589	(200,813)	—
Net cash provided by financing activities	283,769	135,723	25,391	205,257	(200,813)	449,327
Net change in cash and cash equivalents	(7,458)	786	(423)	1,077	—	(6,018)
Cash and cash equivalents, beginning of period	7,531	11,621	7,353	1,306	—	27,811
Cash and cash equivalents, end of period	$73	$12,407	$6,930	$2,383	$—	$21,793

	Year ended December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$(3,658)	$(30,689)	$179,685	$7,615	$—	$152,953

Cash flows from investing activities:
Capital expenditures	(460)	—	(220,360)	(122,560)	—	(343,380)
Initial contribution to Ohio Gathering	—	—	—	(8,360)	—	(8,360)
Acquisition of Ohio Gathering Option	—	—	—	(190,000)	—	(190,000)
Option Exercise	—	—	—	(382,385)	—	(382,385)
Contributions to equity method investees	—	—	—	(145,131)	—	(145,131)
Proceeds from asset sales	—	—	325	—	—	325
Acquisition of gathering systems	—	—	(10,872)	—	—	(10,872)
Acquisitions of gathering systems from affiliate, net of acquired cash	(305,000)	—	—	—	—	(305,000)
Advances to affiliates	(183)	(174,495)	(47,271)	—	221,949	—
Net cash used in investing activities	(305,643)	(174,495)	(278,178)	(848,436)	221,949	(1,384,803)

	Year ended December 31, 2014
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from financing activities:
Distributions to unitholders	(122,224)	—	—	—	—	(122,224)
Borrowings under revolving credit facility	57,000	237,295	—	—	—	294,295
Repayments under revolving credit facility	(115,000)	(315,295)	—	—	—	(430,295)
Borrowings under term loan	400,000	—	—	—	—	400,000
Repayments under term loan	(100,000)	—	—	—	—	(100,000)
Deferred loan costs	(3,003)	(5,320)	—	—	—	(8,323)
Proceeds from issuance of common units, net	197,806	—	—	—	—	197,806
Contribution from general partner	4,235	—	—	—	—	4,235
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	(242,000)	—	81,421	834,962	—	674,383
Expenses paid by Summit Investments on behalf of contributed subsidiaries	12,845	—	10,483	1,556	—	24,884
Issuance of senior notes	—	300,000	—	—	—	300,000
Repurchase of equity-based compensation awards	(228)	—	—	—	—	(228)
Other, net	(656)	—	—	—	—	(656)
Advances from affiliates	221,766	—	—	183	(221,949)	—
Net cash provided by financing activities	310,541	216,680	91,904	836,701	(221,949)	1,233,877
Net change in cash and cash equivalents	1,240	11,496	(6,589)	(4,120)	—	2,027
Cash and cash equivalents, beginning of period	6,291	125	13,942	5,426	—	25,784
Cash and cash equivalents, end of period	$7,531	$11,621	$7,353	$1,306	$—	$27,811

	Year ended December 31, 2013
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from operating activities:
Net cash provided by operating activities	$(544)	$(4,799)	$141,260	$(506)	$—	$135,411

Cash flows from investing activities:
Capital expenditures	(930)	—	(182,048)	(66,648)	—	(249,626)
Proceeds from asset sales	—	—	585	—	—	585
Acquisition of gathering systems	(210,000)	—	—	—	—	(210,000)
Acquisitions of gathering systems from affiliate, net of acquired cash	(200,000)	—	—	—	—	(200,000)
Advances to affiliates	(84)	(371,408)	(36,672)	—	408,164	—
Net cash used in investing activities	(411,014)	(371,408)	(218,135)	(66,648)	408,164	(659,041)

	Year ended December 31, 2013
	SMLP	Co-Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating adjustments	Total
	(In thousands)
Cash flows from financing activities:
Distributions to unitholders	(90,196)	—	—	—	—	(90,196)
Borrowings under revolving credit facility	96,000	380,950	—	—	—	476,950
Repayments under revolving credit facility	(3,000)	(294,180)	—	—	—	(297,180)
Borrowings under term loan	200,000	—	—	—	—	200,000
Repayments under term loan	(100,000)	—	—	—	—	(100,000)
Deferred loan costs	(3,451)	(10,608)	—	—	—	(14,059)
Contribution from general partner	2,229	—	—	—	—	2,229
Cash advance (to) from Summit Investments (from) to contributed subsidiaries, net	(193,000)	—	72,745	70,168	—	(50,087)
Expenses paid by Summit Investments on behalf of contributed subsidiaries	8,088	—	11,964	2,328	—	22,380
Issuance of senior notes	—	300,000	—	—	—	300,000
Repurchase of equity-based compensation awards	(11,957)	—	—	—	—	(11,957)
Issuance of units to affiliate in connection with the Mountaineer Acquisition	100,000	—	—	—	—	100,000
Advances from affiliates	408,080	—	—	84	(408,164)	—
Net cash provided by financing activities	412,793	376,162	84,709	72,580	(408,164)	538,080
Net change in cash and cash equivalents	1,235	(45)	7,834	5,426	—	14,450
Cash and cash equivalents, beginning of period	5,056	170	6,108	—	—	11,334
Cash and cash equivalents, end of period	$6,291	$125	$13,942	$5,426	$—	$25,784